Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026		Mar. 31, 2025
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 2,190,046		¥ 2,730,316
Other		572,031		566,583
Collateral pledged for derivative transactions		2,305,536		1,666,564
Margins provided for futures contracts		303,332		228,386
Other		137,164		117,279
Prepaid pension cost		717,926		682,222
Right-of-use assets		483,068		474,361
Security deposits		71,005		76,648
Loans held for sale		162,289	[1]	391,519
Other		1,139,694		1,300,551	[2],[3]
Total		¥ 8,082,090		¥ 8,234,429
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Total		Total
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		¥ 1,002,531		¥ 1,260,130
Other		1,136,689		611,344
Guaranteed trust principal	[4]	441,687		703,851
Lease liabilities		521,941		502,997
Collateral accepted for derivative transactions		2,163,341		1,380,243
Margins accepted for futures contracts		57,053		29,725
Unearned income		86,294		93,491
Other		1,761,662		2,026,574	[2]
Total		¥ 7,171,197		¥ 6,608,355

[1]	The MHFG Group transferred certain loans from Loans held for sale to Loans at March 31, 2026, totaling ¥186,640 million.
[2]	The MHFG Group included assets of ¥68,966 million and liabilities of ¥131,210 million, which are mainly financial assets and financial liabilities, relating to a transferred business and classified as held for sale in Other at March 31, 2025.
[3]	The MHFG Group included premises and equipment classified as held for sale in Other at March 31, 2025.
[4]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 23 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.